UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The investment objective of the Fund is to seek investment results which track the total return of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark Index”). The Benchmark Index is designed to replicate the performance of the domestic investment grade fixed rate bond market. The Fund is designed to meet the needs of investors who wish to participate in the overall performance of the U.S. investment grade sector.
For the twelve-month period ended December 31, 2019, the Fund (Institutional Class shares) returned 8.44%, relative to an 8.72% return for the Fund’s Benchmark Index. The performance objective of the Fund is to track the return of the Benchmark Index and this was achieved during the year. However, complete replication of the Benchmark Index within and across sectors is impractical because of associated transaction costs, liquidity, and issue limitations. Sampling techniques, rather than complete security duplication of the Benchmark Index, acts as the investment strategy for this Fund.
Throughout 2019, the trend of slowing global growth endured and inflation remained muted in all major developed economies. For the year, global gross domestic product is expected to expand about 3%. Weakness in the manufacturing sector has been the primary contributor to the global slowdown and is directly related to the escalation of trade disputes between the U.S. and China. Europe in particular remains an area that has been meaningfully impacted by trade due to the importance of exports to their respective economies. Geopolitical issues abroad have not negatively affected the record U.S. expansion, which is now in its twelfth year. U.S. fundamental data reflects a resilient economy with further room for the current cycle to run. Personal consumption has recently accounted for the vast majority of domestic growth as the continued strength of the labor market has pushed consumer confidence to cycle highs flowing through to strong retail spending. The Federal Open Market Committee completed a remarkable policy reversal and finished the year cutting interest rates three times as well as ending its balance sheet runoff. These measures resulted in a more positively sloped yield curve as fears of an economic slowdown had caused an inversion. Other major central banks enacted additional accommodative measures but are in the unfortunate position of not being able to tighten policy due to already low (or in some instances negative) interest rates. The amount of negative yielding sovereign debt outstanding has decreased from over $16 trillion at the peak to $11 trillion to end the year as trade tensions with China eased and global central bank accommodation began to take effect.
U.S. equity and fixed income markets ended 2019 with strong performance across the board. The S&P 500 Index ended the year up 31.49% and the Benchmark Index delivered an 8.72% return. Spreads in investment grade ended the year significantly tighter as corporate bonds were the best performing asset class with a 14.5% return. Securitized securities had mixed results with commercial mortgage-backed securities returning 8.3%, while mortgage-backed securities and asset-backed securities returns were 6.4% and 4.5%, respectively making asset-backed securities the worst performing asset class as investors rotated into more risky securities.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

15,000
14,000
13,000
12,000
11,000
10,000
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
Fund (Investor Class)
Bloomberg Barclays U.S. Aggregate Bond Index

| Year | Fund (Investor Class) | Bloomberg Barclays U.S. Aggregate Bond Index |
|---|---|---|
| | 10,000.00 | 10,000.00 |
| 2010 | 10,650.45 | 10,654.00 |
| 2011 | 11,418.34 | 11,489.27 |
| 2012 | 11,863.66 | 11,972.97 |
| 2013 | 11,565.45 | 11,730.68 |
| 2014 | 12,231.54 | 12,430.49 |
| 2015 | 12,260.12 | 12,498.85 |
| 2016 | 12,497.97 | 12,829.76 |
| 2017 | 12,880.40 | 13,284.17 |
| 2018 | 12,827.59 | 13,285.68 |
| 2019 | 13,865.35 | 14,443.75 |

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	8.44%	N/A	2.85%
Investor Class	8.09%	2.54%	3.32%
Class L	7.82%	2.28%	2.46%
(a) Institutional Class inception date was May 1, 2015.
(b) Class L inception date was July 29, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2019 (unaudited)
Rating	Percentage of Fund Investments
Aaa	71.76%
Aa1	0.50
Aa2	1.17
Aa3	1.00
A1	2.59
A2	3.29
A3	4.87
Baa1	3.80
Baa2	5.33
Baa3	3.14
Ba1	0.86
Ba2	0.07
Not Rated	0.55
Short Term Investments	1.07
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,023.50	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,024.77	$0.72
Investor Class
Actual	$1,000.00	$1,021.70	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.93	$2.58
Class L
Actual	$1,000.00	$1,020.20	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.66	$3.86
* Expenses are equal to the Fund's annualized expense ratio of 0.14% for the Institutional Class, 0.50% for the Investor Class and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.47%
$ 1,250,000	Avis Budget Rental Car Funding LLC(a) Series 2015-2A Class A 2.63%, 12/20/2021	$ 1,253,884
	Capital One Multi-Asset Execution Trust
	Series 2016-A5 Class A5
1,000,000	1.66%, 06/17/2024	996,679
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	490,444
500,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	498,974
1,000,000	Discover Card Execution Note Trust Series 2016-A3 Class A3 1.85%, 10/16/2023	1,000,178
1,250,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	1,268,506
	Toyota Auto Receivables Owner Trust
	Series 2018-B Class A4
200,000	3.11%, 11/15/2023	204,873
	Series 2019-A Class A3
500,000	2.91%, 07/17/2023	507,317
	Series 2019-B Class A3
250,000	2.57%, 08/15/2023	252,862
500,000	World Omni Auto Receivables Trust Series 2019-B Class A3 2.59%, 07/15/2024	505,591
TOTAL ASSET-BACKED SECURITIES — 0.47% (Cost $6,938,482)		$ 6,979,308
CORPORATE BONDS AND NOTES
Basic Materials — 0.72%
240,000	Air Liquide Finance SA(a) 2.25%, 09/27/2023	238,815
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	638,538
500,000	Celanese US Holdings LLC 3.50%, 05/08/2024	516,641
250,000	CF Industries Inc(a) 3.40%, 12/01/2021	256,307
650,000	Dow Chemical Co 4.80%, 11/30/2028	742,637
1,000,000	DuPont de Nemours Inc 4.49%, 11/15/2025	1,100,231
1,000,000	Eastman Chemical Co 4.65%, 10/15/2044	1,073,327
	Ecolab Inc
500,000	2.38%, 08/10/2022	504,876
Principal Amount		Fair Value
Basic Materials — (continued)
$ 438,000	2.70%, 11/01/2026	$ 449,907
500,000	International Paper Co 4.35%, 08/15/2048	530,720
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	1,044,152
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,056,397
500,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	537,035
500,000	Sherwin-Williams Co 4.55%, 08/01/2045	568,508
500,000	Southern Copper Corp 5.25%, 11/08/2042	573,990
500,000	Steel Dynamics Inc 3.45%, 04/15/2030	505,180
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	325,000
		10,662,261
Communications — 2.14%
500,000	Amazon.com Inc 3.15%, 08/22/2027	528,676
	AT&T Inc
3,000,000	4.25%, 03/01/2027	3,291,609
500,000	6.15%, 09/15/2034	627,958
1,500,000	5.35%, 09/01/2040	1,805,945
1,000,000	4.85%, 07/15/2045	1,138,907
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,000,000	4.91%, 07/23/2025	1,100,757
500,000	5.38%, 05/01/2047	559,389
1,000,000	Cisco Systems Inc 2.20%, 09/20/2023	1,011,893
	Comcast Corp
1,000,000	3.70%, 04/15/2024	1,065,440
1,000,000	4.60%, 10/15/2038	1,189,436
2,000,000	3.40%, 07/15/2046	2,026,505
	Deutsche Telekom International Finance BV
1,000,000	4.38%, 06/21/2028(a)	1,115,391
500,000	8.75%, 06/15/2030	733,841
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	1,162,311
	Fox Corp(a)
500,000	4.03%, 01/25/2024	532,728
1,000,000	5.48%, 01/25/2039	1,220,756
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,069,392
	Time Warner Cable LLC
1,000,000	4.13%, 02/15/2021	1,016,003
750,000	4.50%, 09/15/2042	764,760
1,000,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,145,862
	Verizon Communications Inc
1,000,000	2.63%, 08/15/2026	1,014,502

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Communications — (continued)
$ 1,390,000	4.27%, 01/15/2036	$ 1,569,465
1,500,000	3.85%, 11/01/2042	1,615,454
1,000,000	ViacomCBS Inc 3.70%, 08/15/2024	1,057,883
2,000,000	Vodafone Group PLC 4.13%, 05/30/2025	2,170,348
1,000,000	Walt Disney Co 4.75%, 11/15/2046	1,272,882
		31,808,093
Consumer, Cyclical — 1.85%
500,000	American Honda Finance Corp 1.70%, 09/09/2021	499,256
1,500,000	Best Buy Co Inc 4.45%, 10/01/2028	1,644,198
500,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	507,216
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,230,172
1,000,000	Darden Restaurants Inc 4.55%, 02/15/2048	1,011,823
1,000,000	Dollar General Corp 4.13%, 05/01/2028	1,090,888
1,000,000	Dollar Tree Inc 4.00%, 05/15/2025	1,068,840
	Ford Motor Co
500,000	4.35%, 12/08/2026	516,128
500,000	5.29%, 12/08/2046	474,137
1,000,000	Ford Motor Credit Co LLC 3.81%, 10/12/2021	1,018,253
500,000	General Motors Co 5.15%, 04/01/2038	510,375
1,000,000	General Motors Financial Co Inc 3.70%, 05/09/2023	1,030,573
500,000	Home Depot Inc 3.90%, 12/06/2028	560,819
500,000	Las Vegas Sands Corp 3.50%, 08/18/2026	513,845
1,000,000	Lear Corp 5.25%, 05/15/2049	1,035,253
	Lowe's Cos Inc
500,000	3.12%, 04/15/2022	511,999
1,000,000	3.65%, 04/05/2029	1,068,055
500,000	McDonald's Corp 3.35%, 04/01/2023	520,477
1,195,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,249,607
1,000,000	PACCAR Financial Corp 2.30%, 08/10/2022	1,009,652
1,098,000	Ralph Lauren Corp 3.75%, 09/15/2025	1,180,851
	Starbucks Corp
1,000,000	3.50%, 03/01/2028	1,073,332
1,000,000	4.45%, 08/15/2049	1,156,237
1,000,000	Tapestry Inc(b) 3.00%, 07/15/2022	1,012,357
500,000	Target Corp 3.38%, 04/15/2029	542,818
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 652,360	US Airways Pass Through Trust Series 2013-1 Class A 3.95%, 11/15/2025	$ 685,777
1,000,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	1,016,442
	Walmart Inc
1,000,000	3.40%, 06/26/2023	1,050,783
500,000	3.63%, 12/15/2047	554,723
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,055,529
1,000,000	Wyndham Destinations Inc 5.40%, 04/01/2024	1,058,750
		27,459,165
Consumer, Non-Cyclical — 4.63%
	AbbVie Inc
1,000,000	3.75%, 11/14/2023	1,051,850
750,000	2.60%, 11/21/2024(a)	754,294
1,000,000	4.50%, 05/14/2035	1,131,678
1,000,000	4.88%, 11/14/2048	1,145,135
500,000	Aetna Inc 3.88%, 08/15/2047	507,007
	Altria Group Inc
500,000	2.85%, 08/09/2022	509,399
1,000,000	3.88%, 09/16/2046	927,328
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,391,067
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,500,000	3.65%, 02/01/2026	1,597,865
1,000,000	4.70%, 02/01/2036	1,153,352
500,000	4.90%, 02/01/2046	591,319
1,000,000	Anheuser-Busch InBev Worldwide Inc 3.50%, 01/12/2024	1,052,887
	Anthem Inc
500,000	3.35%, 12/01/2024	521,453
1,000,000	3.65%, 12/01/2027	1,057,729
646,000	AstraZeneca PLC 2.38%, 06/12/2022	653,191
1,000,000	Bacardi Ltd(a) 5.15%, 05/15/2038	1,127,569
	BAT Capital Corp
1,000,000	2.76%, 08/15/2022	1,014,242
500,000	4.39%, 08/15/2037	505,264
	Bayer US Finance II LLC(a)
1,000,000	3.88%, 12/15/2023	1,048,997
1,000,000	4.38%, 12/15/2028	1,090,172
985,000	3.60%, 07/15/2042	854,298
	Becton Dickinson & Co
1,000,000	3.70%, 06/06/2027	1,064,549
500,000	4.67%, 06/06/2047	594,274
500,000	Biogen Inc 4.05%, 09/15/2025	543,365
	Bristol-Myers Squibb Co(a)
1,000,000	3.63%, 05/15/2024	1,056,048
1,000,000	4.13%, 06/15/2039	1,151,305

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Cigna Corp
$ 1,000,000	4.38%, 10/15/2028	$ 1,106,470
1,750,000	4.80%, 08/15/2038	2,036,419
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	509,850
1,000,000	3.70%, 04/01/2027	1,083,704
750,000	Conagra Brands Inc 4.60%, 11/01/2025	827,753
500,000	Constellation Brands Inc 5.25%, 11/15/2048	606,372
1,000,000	CVS Health Corp 5.05%, 03/25/2048	1,181,481
1,970,122	CVS Pass Through Trust 6.04%, 12/10/2028	2,198,949
1,000,000	DH Europe Finance II SARL 3.25%, 11/15/2039	1,005,225
1,000,000	Diageo Capital PLC 3.88%, 05/18/2028	1,095,346
900,000	Elanco Animal Health Inc 3.91%, 08/27/2021	923,101
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	998,131
	Gilead Sciences Inc
1,000,000	3.65%, 03/01/2026	1,075,354
1,000,000	4.60%, 09/01/2035	1,191,616
250,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	260,548
500,000	Global Payments Inc 4.15%, 08/15/2049	533,211
2,000,000	HCA Inc 4.13%, 06/15/2029	2,119,260
1,000,000	Hershey Co 3.13%, 11/15/2049	988,322
1,500,000	Humana Inc 3.95%, 03/15/2027	1,612,528
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,069,974
500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	560,785
	Kraft Heinz Foods Co
1,010,000	4.88%, 02/15/2025(a)	1,037,722
1,000,000	3.95%, 07/15/2025	1,057,855
1,000,000	Magellan Health Inc 4.90%, 09/22/2024	1,025,000
2,000,000	Mars Inc(a) 3.88%, 04/01/2039	2,205,940
357,000	McCormick & Co Inc 3.25%, 11/15/2025	368,872
	Medtronic Inc
223,000	3.50%, 03/15/2025	238,816
72,000	4.63%, 03/15/2045	90,415
1,000,000	Merck & Co Inc 2.75%, 02/10/2025	1,034,932
500,000	Molson Coors Brewing Co 4.20%, 07/15/2046	497,586
1,000,000	Moody's Corp 3.25%, 01/15/2028	1,047,941
500,000	Mylan NV 3.95%, 06/15/2026	520,752
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	1,058,185
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Perrigo Finance Unlimited Co
$ 553,000	3.50%, 03/15/2021	$ 558,110
1,164,000	3.50%, 12/15/2021	1,179,432
1,000,000	Pfizer Inc 4.00%, 12/15/2036	1,133,163
500,000	Philip Morris International Inc 4.13%, 03/04/2043	535,759
1,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.75%, 06/26/2024	1,019,112
500,000	S&P Global Inc 4.40%, 02/15/2026	554,032
1,000,000	Sysco Corp 3.25%, 07/15/2027	1,046,906
500,000	Takeda Pharmaceutical Co Ltd 5.00%, 11/26/2028	581,803
1,000,000	Unilever Capital Corp 3.50%, 03/22/2028	1,083,254
1,000,000	UnitedHealth Group Inc 3.75%, 07/15/2025	1,079,134
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	606,000
2,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	2,056,887
		68,697,644
Energy — 2.78%
500,000	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	521,329
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,032,680
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,066,772
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	1,033,607
	CNOOC Finance 2013 Ltd
1,000,000	3.00%, 05/09/2023	1,016,409
1,059,000	4.25%, 05/09/2043	1,180,461
490,000	Concho Resources Inc 4.38%, 01/15/2025	505,993
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,315,047
700,000	Ecopetrol SA 4.13%, 01/16/2025	735,007
1,000,000	Energy Transfer Operating LP 5.15%, 03/15/2045	1,050,034
664,000	Enterprise Products Operating LLC 4.85%, 08/15/2042	769,137
200,000	EOG Resources Inc 2.63%, 03/15/2023	203,605
1,000,000	EQM Midstream Partners LP 4.13%, 12/01/2026	942,245
1,500,000	Equinor ASA 2.45%, 01/17/2023	1,522,682

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	$ 508,398
	Halliburton Co
500,000	3.50%, 08/01/2023	519,769
500,000	5.00%, 11/15/2045	569,949
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,055,019
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	520,900
500,000	4.70%, 11/01/2042	535,726
500,000	Kinder Morgan Inc 5.30%, 12/01/2034	587,967
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	578,812
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	1,096,320
	MPLX LP
1,000,000	4.25%, 12/01/2027(a)	1,051,687
1,000,000	4.50%, 04/15/2038	1,015,239
1,000,000	Noble Energy Inc 3.85%, 01/15/2028	1,055,429
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	614,342
500,000	Occidental Petroleum Corp 4.50%, 07/15/2044	503,590
500,000	Patterson-UTI Energy Inc 3.95%, 02/01/2028	485,653
	Petroleos Mexicanos
1,500,000	6.50%, 03/13/2027	1,592,580
1,000,000	6.63%, 06/15/2035	1,024,500
833,000	6.35%, 02/12/2048	803,845
500,000	Phillips 66 4.65%, 11/15/2034	586,530
	Phillips 66 Partners LP
1,000,000	3.15%, 12/15/2029	994,992
1,000,000	4.90%, 10/01/2046	1,133,064
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	1,028,234
750,000	4.30%, 01/31/2043	689,167
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,058,805
	Shell International Finance BV
2,000,000	1.75%, 09/12/2021	1,998,083
500,000	3.63%, 08/21/2042	534,294
1,000,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	1,136,287
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	1,034,361
500,000	Suncor Energy Inc 6.80%, 05/15/2038	710,776
1,000,000	Sunoco Logistics Partners Operations LP 4.65%, 02/15/2022	1,042,255
Principal Amount		Fair Value
Energy — (continued)
$ 750,000	Total Capital International SA 2.88%, 02/17/2022	$ 766,033
750,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	791,155
500,000	Valero Energy Corp 7.50%, 04/15/2032	694,299
		41,213,068
Financial — 7.80%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	3.95%, 02/01/2022	1,549,303
1,000,000	3.88%, 01/23/2028	1,037,389
1,000,000	Air Lease Corp 3.38%, 06/01/2021	1,016,767
413,043	ALEX Alpha LLC 1.62%, 08/15/2024	410,039
	American Express Co
250,000	3.40%, 02/22/2024	261,318
1,000,000	8.15%, 03/19/2038	1,590,252
1,500,000	American Express Credit Corp 3.30%, 05/03/2027	1,591,651
1,000,000	Athene Global Funding(a) 2.95%, 11/12/2026	997,730
1,476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	1,520,379
	Bank of America Corp
2,000,000	2.33%, 10/01/2021(c) 3-mo. LIBOR + 0.63%	2,005,992
2,000,000	3.30%, 01/11/2023	2,067,236
1,000,000	3.46%, 03/15/2025(c) 3-mo. LIBOR + 0.97%	1,043,883
1,000,000	3.95%, 04/21/2025	1,066,322
500,000	6.11%, 01/29/2037	674,494
1,000,000	5.88%, 02/07/2042	1,416,723
1,000,000	Bank of Montreal 3.30%, 02/05/2024	1,041,574
	Bank of New York Mellon Corp
1,000,000	3.65%, 02/04/2024	1,062,674
1,000,000	2.10%, 10/24/2024	1,000,362
1,150,000	Bank of Nova Scotia 3.40%, 02/11/2024	1,204,086
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,561,312
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	1,056,113
1,000,000	3.25%, 04/30/2029	1,072,143
1,000,000	Brighthouse Financial Inc 4.70%, 06/22/2047	925,201
1,000,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	1,049,417
1,000,000	Capital One Financial Corp 3.30%, 10/30/2024	1,040,546

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Financial — (continued)
	Citigroup Inc
$ 1,000,000	4.50%, 01/14/2022	$ 1,048,232
2,000,000	3.40%, 05/01/2026	2,098,940
2,250,000	4.45%, 09/29/2027	2,476,064
500,000	6.63%, 01/15/2028	631,655
1,000,000	Citizens Bank NA 2.55%, 05/13/2021	1,007,484
1,000,000	Commonwealth Bank of Australia(a) 3.35%, 06/04/2024	1,048,634
1,000,000	Cooperatieve Rabobank UA 3.88%, 02/08/2022	1,041,065
	Credit Suisse AG
500,000	3.00%, 10/29/2021	509,857
500,000	3.63%, 09/09/2024	531,464
2,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	2,061,649
	Goldman Sachs Group Inc
2,500,000	3.00%, 04/26/2022	2,530,765
1,000,000	3.50%, 01/23/2025	1,048,432
1,100,000	6.75%, 10/01/2037	1,524,734
1,000,000	6.25%, 02/01/2041	1,396,702
1,000,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	1,054,996
	HSBC Holdings PLC
1,000,000	3.40%, 03/08/2021	1,015,648
1,000,000	4.25%, 03/14/2024	1,061,776
500,000	3.90%, 05/25/2026	532,823
750,000	6.50%, 09/15/2037	1,031,462
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	1,046,174
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	1,040,982
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,065,127
	JPMorgan Chase & Co
2,000,000	2.70%, 05/18/2023	2,039,730
2,600,000	3.88%, 09/10/2024	2,781,424
1,000,000	2.95%, 10/01/2026	1,029,675
1,000,000	3.63%, 12/01/2027	1,055,377
1,000,000	3.88%, 07/24/2038(c) 3-mo. LIBOR + 1.36%	1,104,240
1,000,000	5.50%, 10/15/2040	1,342,544
1,000,000	KeyBank NA 3.38%, 03/07/2023	1,038,699
500,000	Kimco Realty Corp REIT 2.70%, 03/01/2024	505,628
	Kreditanstalt fuer Wiederaufbau
4,000,000	2.00%, 10/04/2022	4,033,180
1,000,000	2.88%, 04/03/2028	1,068,280
1,000,000	Life Storage LP REIT 4.00%, 06/15/2029	1,069,489
1,000,000	Markel Corp 3.63%, 03/30/2023	1,045,268
500,000	Marsh & McLennan Cos Inc 4.38%, 03/15/2029	569,308
Principal Amount		Fair Value
Financial — (continued)
$ 1,120,000	Massachusetts Mutual Life Insurance Co(a) 3.73%, 10/15/2070	$ 1,083,515
1,000,000	Metropolitan Life Global Funding I(a) 3.00%, 09/19/2027	1,036,204
1,500,000	Mid-America Apartments LP REIT 3.95%, 03/15/2029	1,636,371
1,500,000	Mitsubishi UFJ Financial Group Inc 3.46%, 03/02/2023	1,555,015
1,000,000	Mizuho Financial Group Inc 2.95%, 02/28/2022	1,017,940
	Morgan Stanley
1,000,000	3.70%, 10/23/2024	1,061,695
1,500,000	3.13%, 07/27/2026	1,547,178
2,500,000	4.35%, 09/08/2026	2,732,073
1,000,000	4.30%, 01/27/2045	1,172,756
1,000,000	MUFG Union Bank NA 3.15%, 04/01/2022	1,022,979
1,000,000	New York Life Insurance Co(a) 4.45%, 05/15/2069	1,141,687
1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	1,050,680
1,000,000	PNC Bank NA 2.70%, 11/01/2022	1,018,736
500,000	Prologis LP REIT 4.25%, 08/15/2023	535,151
500,000	Protective Life Corp 8.45%, 10/15/2039	745,346
1,000,000	Regions Bank 2.75%, 04/01/2021	1,008,128
1,000,000	Royal Bank of Canada 3.20%, 04/30/2021	1,017,646
1,500,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	1,570,927
1,000,000	Simon Property Group LP REIT 2.45%, 09/13/2029	982,930
1,000,000	State Street Corp 3.10%, 05/15/2023	1,031,231
	Sumitomo Mitsui Financial Group Inc
1,000,000	3.10%, 01/17/2023	1,025,092
1,000,000	2.72%, 09/27/2029	996,902
250,000	Susa Partnership LP 7.50%, 12/01/2027	310,870
2,000,000	Synchrony Bank 3.00%, 06/15/2022	2,038,284
1,000,000	Toronto-Dominion Bank 1.90%, 12/01/2022	1,000,193
500,000	Travelers Cos Inc 6.25%, 06/15/2037	696,753
	US Bancorp
1,000,000	3.00%, 03/15/2022	1,022,751

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	3.10%, 04/27/2026	$ 1,039,991
1,000,000	US Bank NA 3.45%, 11/16/2021	1,029,464
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	511,443
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,587,213
1,500,000	3.00%, 04/22/2026	1,540,844
750,000	4.30%, 07/22/2027	821,058
500,000	5.38%, 02/07/2035	639,973
1,000,000	4.40%, 06/14/2046	1,144,664
1,000,000	Wells Fargo Bank NA 3.63%, 10/22/2021	1,029,134
500,000	Welltower Inc REIT 4.00%, 06/01/2025	537,824
		115,691,054
Industrial — 2.22%
500,000	3M Co 2.00%, 02/14/2025	496,813
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	1,027,415
500,000	Boeing Co 2.95%, 02/01/2030	511,036
300,942	Burlington Northern & Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	313,870
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	470,312
500,000	5.15%, 09/01/2043	636,428
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	1,039,160
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	998,340
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,293,602
1,062,000	CNH Industrial Capital LLC 3.88%, 10/15/2021	1,089,761
	CSX Corp
250,000	4.25%, 03/15/2029	281,248
750,000	4.75%, 05/30/2042	883,294
500,000	FedEx Corp 3.90%, 02/01/2035	508,669
500,000	FLIR Systems Inc 3.13%, 06/15/2021	503,953
250,000	General Dynamics Corp 3.00%, 05/11/2021	254,152
1,000,000	General Electric Co 4.13%, 10/09/2042	1,027,320
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	624,332
1,000,000	Honeywell International Inc 2.70%, 08/15/2029	1,022,584
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	$ 1,073,562
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,043,149
500,000	Lockheed Martin Corp 3.80%, 03/01/2045	556,106
1,000,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	1,031,340
500,000	Northrop Grumman Corp 3.25%, 01/15/2028	521,178
500,000	Packaging Corp of America 4.50%, 11/01/2023	536,875
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,105,109
1,000,000	PerkinElmer Inc 3.30%, 09/15/2029	1,020,042
1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	1,027,449
	Rockwell Collins Inc
1,000,000	3.20%, 03/15/2024	1,039,993
1,000,000	4.35%, 04/15/2047	1,174,049
615,000	Ryder System Inc 2.80%, 03/01/2022	622,458
1,000,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	1,185,867
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,017,892
1,000,000	Textron Inc 3.90%, 09/17/2029	1,067,038
1,000,000	Trimble Inc 4.15%, 06/15/2023	1,053,313
	Union Pacific Corp
500,000	3.60%, 09/15/2037	520,421
500,000	3.80%, 10/01/2051	531,283
	Union Pacific Railroad Co Pass Through Trust
	Series 2006
581,598	5.87%, 07/02/2030	652,307
	Series 2007-3
249,387	6.18%, 01/02/2031	284,657
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	503,908
500,000	4.25%, 03/15/2049	583,824
1,000,000	Vulcan Materials Co 3.90%, 04/01/2027	1,055,806
500,000	Waste Management Inc 4.00%, 07/15/2039	558,838
250,000	WRKCo Inc 3.90%, 06/01/2028	265,154
		33,013,907
Technology — 1.84%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	1,049,115
	Apple Inc
2,000,000	2.75%, 01/13/2025	2,064,743

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Technology — (continued)
$ 1,500,000	3.00%, 11/13/2027	$ 1,571,863
1,000,000	3.85%, 05/04/2043	1,119,368
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	1,059,361
2,000,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.13%, 01/15/2025	2,023,254
1,000,000	Fidelity National Information Services Inc 4.25%, 05/15/2028	1,118,620
1,000,000	Fiserv Inc 4.20%, 10/01/2028	1,108,275
1,000,000	Hewlett Packard Enterprise Co 4.40%, 10/15/2022	1,056,101
1,000,000	Intel Corp 4.10%, 05/19/2046	1,150,909
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	1,102,333
	Microsoft Corp
1,000,000	3.30%, 02/06/2027	1,068,029
2,000,000	3.45%, 08/08/2036	2,186,496
1,000,000	4.45%, 11/03/2045	1,248,358
1,500,000	NVIDIA Corp 2.20%, 09/16/2021	1,507,171
	Oracle Corp
2,000,000	3.40%, 07/08/2024	2,109,771
1,000,000	3.25%, 11/15/2027	1,058,990
1,500,000	QUALCOMM Inc 2.90%, 05/20/2024	1,549,937
	salesforce.com Inc
1,000,000	3.25%, 04/11/2023	1,039,570
950,000	3.70%, 04/11/2028	1,040,930
		27,233,194
Utilities — 1.81%
1,000,000	Baltimore Gas & Electric Co 4.25%, 09/15/2048	1,140,707
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,131,772
1,000,000	Black Hills Corp 3.88%, 10/15/2049	996,054
1,000,000	Boston Gas Co(a) 3.15%, 08/01/2027	1,034,910
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,149,894
2,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	2,089,939
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,090,866
1,000,000	DTE Energy Co 2.60%, 06/15/2022	1,006,534
1,000,000	Duke Energy Corp 4.20%, 06/15/2049	1,102,128
1,000,000	Duke Energy Florida LLC 5.65%, 04/01/2040	1,324,807
Principal Amount		Fair Value
Utilities — (continued)
$ 703,693	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	$ 763,630
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,026,407
1,000,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	1,142,803
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	645,370
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	616,906
1,135,000	Niagara Mohawk Power Corp(a) 2.72%, 11/28/2022	1,153,121
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,160,939
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	1,085,095
500,000	PECO Energy Co 1.70%, 09/15/2021	499,230
1,000,000	Pennsylvania Electric Co(a) 3.60%, 06/01/2029	1,051,892
1,000,000	Public Service Electric & Gas Co 4.05%, 05/01/2045	1,110,602
1,000,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	1,021,498
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	1,036,814
500,000	Union Electric Co 8.45%, 03/15/2039	825,798
1,500,000	Virginia Electric & Power Co 3.50%, 03/15/2027	1,602,800
		26,810,516
TOTAL CORPORATE BONDS AND NOTES — 25.79% (Cost $358,870,471)		$ 382,588,902
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	1,011,453
	Asian Development Bank
500,000	1.63%, 03/16/2021	499,494
1,500,000	5.82%, 06/16/2028	1,904,448
	Colombia Government International Bond
250,000	4.00%, 02/26/2024	263,360
500,000	4.50%, 03/15/2029	554,500
1,250,000	5.00%, 06/15/2045	1,451,875
	European Investment Bank
3,500,000	2.13%, 10/15/2021	3,528,223
1,500,000	2.63%, 03/15/2024	1,552,263
1,000,000	Export-Import Bank of Korea 4.00%, 01/29/2021	1,020,888

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 2,000,000	FMS Wertmanagement 1.38%, 06/08/2021	$ 1,989,968
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	1,043,791
2,500,000	Inter-American Development Bank 1.75%, 04/14/2022	2,502,805
	International Bank for Reconstruction & Development
2,500,000	1.63%, 02/10/2022	2,497,733
1,500,000	7.63%, 01/19/2023(b)	1,761,351
500,000	International Finance Corp(b) 1.13%, 07/20/2021	495,646
1,000,000	Israel Government Agency for International Development Bond 5.50%, 12/04/2023	1,138,392
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	1,073,620
2,500,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	2,504,713
	Mexico Government International Bond
500,000	3.60%, 01/30/2025	522,630
500,000	6.75%, 09/27/2034	685,000
2,000,000	4.60%, 01/23/2046	2,170,000
1,000,000	Panama Government International Bond 3.16%, 01/23/2030	1,030,000
1,000,000	Panama Notas del Tesoro(a) 3.75%, 04/17/2026	1,052,500
	Peruvian Government International Bond
800,000	4.13%, 08/25/2027	896,008
1,000,000	2.84%, 06/20/2030	1,031,500
1,000,000	Philippine Government International Bond 5.50%, 03/30/2026	1,182,459
1,500,000	Province of British Columbia Canada 2.65%, 09/22/2021	1,522,932
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	2,004,406
2,000,000	Province of Ontario Canada 3.20%, 05/16/2024	2,104,398
2,000,000	Province of Quebec Canada 2.75%, 04/12/2027	2,083,756
500,000	Republic of Poland Government International Bond 5.00%, 03/23/2022	534,045
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	588,000
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 500,000	Uruguay Government International Bond 4.98%, 04/20/2055	$ 589,150
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.02% (Cost $43,118,768)		$ 44,791,307
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.29%
500,000	BANK Series 2017-BNK7 Class A5 3.44%, 09/15/2060	529,808
3,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	3,729,601
621,524	CSAIL Commercial Mortgage Trust Series 2017-C8 Class A1 1.93%, 06/15/2050	619,035
2,000,000	Houston Galleria Mall Trust(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	2,047,031
2,500,000	JP Morgan Commercial Mortgage Securities Trust Series 2014-C19 Class A4 4.00%, 04/15/2047	2,661,491
794,939	JP Morgan Mortgage Trust(a)(d) Series 2014-5 Class A1 2.98%, 10/25/2029	798,867
2,000,000	One Bryant Park Trust(a) Series 2019-OBP Class A 2.52%, 09/15/2054	1,945,061
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,182,714
	Series 2016-BNK1 Class A3
1,620,000	2.65%, 08/15/2049	1,631,446
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	505,239
500,000	WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4 3.41%, 08/15/2047	520,850
		19,171,143
U.S. Government Agency — 27.93%
	Federal Home Loan Mortgage Corp
4,794	5.00%, 12/01/2020	4,953

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 8,002	4.00%, 01/01/2021	$ 8,343
5,593	5.00%, 04/01/2021	5,779
2,821	5.00%, 05/01/2021	2,915
4,195	5.50%, 05/01/2021	4,253
4,627	5.00%, 03/01/2023	4,790
102,164	5.00%, 09/01/2024	109,140
128,049	4.50%, 10/01/2024	133,543
513,420	4.00%, 05/01/2026	536,021
145,612	3.50%, 08/01/2026	150,927
1,044,786	3.00%, 01/01/2027	1,072,415
8,100	7.50%, 05/01/2027	9,071
1,522,336	3.00%, 02/01/2029	1,570,671
12,776	6.50%, 04/01/2029	14,192
1,370,528	3.00%, 07/01/2029	1,417,608
1,580,150	2.50%, 02/01/2030	1,602,483
1,680	7.50%, 08/01/2030	1,969
3,460,837	2.50%, 12/01/2031	3,506,757
549,817	2.50%, 02/01/2032	557,033
387,490	3.50%, 04/01/2032	405,312
144,200	6.50%, 11/01/2032	160,179
977,387	2.50%, 12/01/2032	988,572
393,007	3.50%, 05/01/2033	407,871
891,750	4.00%, 07/01/2033	935,491
42,536	4.50%, 08/01/2033	45,736
791,735	3.50%, 03/01/2034	820,950
647,845	4.00%, 06/01/2034	690,289
983,827	2.00%, 10/01/2034	970,683
22,226	6.00%, 03/01/2036	25,331
18,521	6.00%, 04/01/2036	21,219
90,770	5.00%, 06/01/2036	100,134
1,739,976	3.00%, 09/01/2036	1,786,197
408,006	6.50%, 10/01/2036	455,812
166,046	5.50%, 10/01/2037	186,412
20,347	5.50%, 11/01/2037	22,222
26,503	5.50%, 12/01/2037	28,574
774,878	3.50%, 10/01/2038	806,345
164,059	5.00%, 12/01/2039	181,100
410,524	5.00%, 02/01/2040	453,228
330,400	5.00%, 05/01/2040	364,823
117,396	4.50%, 07/01/2040	127,534
187,116	5.00%, 08/01/2040	206,554
311,909	4.00%, 10/01/2040	334,640
848,196	4.00%, 01/01/2041	910,017
1,488,829	4.00%, 02/01/2041	1,597,469
274,689	4.00%, 04/01/2041	294,701
490,596	4.00%, 03/01/2042	525,304
435,585	3.50%, 08/01/2042	459,156
797,559	3.50%, 11/01/2042	840,754
618,523	3.50%, 05/01/2043	651,845
1,724,735	3.00%, 09/01/2043	1,776,206
383,316	4.00%, 10/01/2043	409,421
1,027,686	4.00%, 11/01/2043	1,100,000
421,453	4.50%, 11/01/2043	455,002
819,690	4.00%, 01/01/2044	872,822
2,314,964	4.50%, 10/01/2044	2,488,568
1,967,841	3.50%, 11/01/2044	2,076,454
2,782,791	3.00%, 04/01/2045	2,850,131
1,378,329	3.00%, 08/01/2045	1,414,571
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,259,649	3.50%, 10/01/2045	$ 1,315,158
2,304,903	3.50%, 04/01/2046	2,402,755
4,312,656	3.00%, 11/01/2046	4,420,848
2,063,842	3.00%, 12/01/2046	2,113,714
5,662,471	3.00%, 02/01/2047	5,799,234
1,025,654	2.50%, 03/01/2047	1,020,733
1,167,516	4.00%, 05/01/2047	1,228,774
4,451,284	4.00%, 07/01/2047	4,681,136
569,924	3.50%, 08/01/2047	591,785
4,079,812	3.50%, 10/01/2047	4,241,526
2,090,081	3.50%, 11/01/2047	2,175,236
1,237,693	3.50%, 01/01/2048	1,293,351
1,019,748	3.50%, 03/01/2048	1,060,508
3,963,736	4.50%, 05/01/2048	4,178,825
3,007,254	3.50%, 08/01/2048	3,160,208
2,196,329	4.00%, 09/01/2048	2,287,870
2,360,443	4.00%, 01/01/2049	2,454,411
1,452,153	4.50%, 01/01/2049	1,531,082
1,991,782	4.00%, 03/01/2049	2,070,461
661,890	4.50%, 03/01/2049	697,638
3,647,994	3.50%, 05/01/2049	3,840,983
2,012,433	4.00%, 05/01/2049	2,090,303
2,146,320	3.50%, 08/01/2049	2,204,664
1,941,556	3.00%, 09/01/2049	1,970,795
970,632	3.50%, 09/01/2049	997,304
951,331	4.00%, 09/01/2049	990,067
1,117,169	4.50%, 09/01/2049	1,178,264
740,690	2.50%, 10/01/2049	732,092
6,416,610	3.00%, 10/01/2049	6,513,155
392,798	3.50%, 10/01/2049	404,179
945,821	4.50%, 10/01/2049	997,268
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	1,016,348
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,049,367
	Series K053 Class A2
500,000	3.00%, 12/25/2025	521,086
	Series K061 Class A1
683,107	3.01%, 08/25/2026	702,436
	Series K061 Class A2
1,000,000	3.35%, 11/25/2026(d)	1,064,529
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,162,051
	Series K095 Class A2
1,750,000	2.79%, 06/25/2029	1,802,773
	Series K727 Class A2
2,000,000	2.95%, 07/25/2024	2,059,796
	Series K729 Class AM
2,000,000	3.20%, 11/25/2024	2,091,037
	Federal National Mortgage Association
4,946	8.00%, 11/01/2022	5,021
786,294	3.50%, 12/01/2025	814,547
229,276	4.00%, 01/01/2026	239,230
382,500	3.50%, 02/01/2026	396,271

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 735,251	3.00%, 02/01/2027	$ 756,765
473,963	3.00%, 04/01/2027	486,244
644,178	2.50%, 09/01/2027	652,357
1,172,906	2.50%, 02/01/2028	1,187,823
1,818,371	2.50%, 06/01/2028	1,841,494
42,038	6.00%, 01/01/2029	47,860
564,432	3.00%, 03/01/2029	581,994
469,600	3.50%, 04/01/2029	491,522
296,619	3.50%, 09/01/2029	309,645
265,170	2.50%, 02/01/2030	268,783
330,179	4.00%, 09/01/2030	351,420
1,022,475	3.00%, 10/01/2030	1,053,698
91,209	8.00%, 10/01/2030	102,741
884,559	3.50%, 01/01/2031	909,390
1,361,398	3.00%, 02/01/2031	1,399,838
907,442	4.50%, 08/01/2031	975,152
2,937,441	2.50%, 09/01/2031	2,973,077
619,436	2.00%, 10/01/2031	615,386
314,429	3.50%, 01/01/2032	328,675
318,539	3.50%, 02/01/2032	331,131
66,868	6.50%, 06/01/2032	74,236
36,069	7.00%, 07/01/2032	42,114
987,887	3.00%, 08/01/2032	1,015,048
91,976	6.50%, 08/01/2032	102,249
3,776,950	3.00%, 10/01/2032	3,880,665
755,505	3.00%, 11/01/2032	783,288
1,041,375	3.00%, 02/01/2033	1,072,242
356,839	5.50%, 03/01/2033	392,569
53,979	5.00%, 09/01/2033	59,481
45,887	5.50%, 01/01/2034	50,378
361,016	4.00%, 02/01/2034	384,343
1,866,214	3.50%, 03/01/2034	1,932,792
206,673	5.50%, 03/01/2034	231,545
203,059	5.50%, 05/01/2034	228,502
54,957	5.50%, 02/01/2035	61,820
822,418	3.00%, 03/01/2035	843,713
628,666	5.00%, 05/01/2035	692,799
12,367	5.00%, 07/01/2035	13,613
129,622	5.00%, 09/01/2035	142,813
133,184	5.00%, 10/01/2035	146,808
83,057	6.00%, 10/01/2035	95,106
110,308	5.50%, 11/01/2035	124,651
42,439	6.00%, 12/01/2035	48,559
143,089	6.00%, 04/01/2036	163,955
411,555	6.00%, 06/01/2036	472,116
10,696	6.50%, 08/01/2036	12,040
109,985	5.50%, 10/01/2036	123,762
74,980	5.50%, 11/01/2036	84,253
623,619	6.00%, 12/01/2036	703,503
1,873,304	3.00%, 01/01/2037	1,921,956
60,359	5.00%, 07/01/2037	66,527
335,554	5.50%, 08/01/2037	376,470
496,094	5.50%, 01/01/2038	553,318
238,501	6.00%, 03/01/2038	273,604
125,851	5.50%, 07/01/2038	141,331
351,352	2.50%, 05/01/2039	351,840
74,444	6.00%, 05/01/2039	85,376
642,650	4.50%, 08/01/2039	697,338
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 688,115	5.00%, 08/01/2039	$ 758,352
544,431	5.00%, 12/01/2039	607,789
429,029	4.50%, 03/01/2040	465,810
440,047	5.00%, 06/01/2040	485,500
2,961,664	4.50%, 08/01/2040	3,216,125
714,005	4.50%, 09/01/2040	775,030
195,190	4.50%, 11/01/2040	211,961
283,605	5.00%, 11/01/2040	312,845
1,959,468	4.00%, 02/01/2041	2,101,537
2,215,183	4.50%, 03/01/2041	2,404,873
3,030,946	5.00%, 05/01/2041	3,312,462
575,597	4.00%, 09/01/2041	616,286
383,481	4.50%, 10/01/2041	416,442
1,407,400	3.50%, 12/01/2041	1,482,778
1,341,093	4.00%, 01/01/2042	1,437,660
893,185	3.50%, 02/01/2042	940,924
4,858,367	3.00%, 09/01/2042	5,001,935
2,896,010	3.00%, 12/01/2042	2,980,823
1,597,769	3.00%, 02/01/2043	1,645,276
1,378,291	3.00%, 03/01/2043	1,418,672
857,435	3.00%, 04/01/2043	882,452
2,693,132	3.50%, 05/01/2043	2,840,261
362,254	4.00%, 07/01/2043	387,630
1,469,147	3.00%, 08/01/2043	1,511,916
867,020	3.50%, 08/01/2043	913,449
409,282	4.00%, 09/01/2043	437,508
1,114,265	4.00%, 12/01/2043	1,187,524
975,521	5.00%, 01/01/2044	1,069,656
946,939	3.50%, 08/01/2044	1,001,264
1,502,978	4.00%, 08/01/2044	1,630,460
414,403	4.00%, 12/01/2044	439,063
468,263	4.00%, 06/01/2045	498,498
636,275	3.50%, 11/01/2045	663,938
5,372,665	3.50%, 12/01/2045	5,606,467
4,284,691	3.50%, 01/01/2046	4,470,995
4,700,716	3.50%, 02/01/2046	4,904,897
2,258,423	3.50%, 03/01/2046	2,354,549
3,419,110	3.00%, 06/01/2046	3,499,621
7,501,270	3.50%, 07/01/2046	7,808,521
1,024,512	2.50%, 10/01/2046	1,018,966
4,119,469	3.00%, 10/01/2046	4,224,534
2,630,550	4.00%, 10/01/2046	2,776,379
1,582,564	3.00%, 11/01/2046	1,612,008
3,034,347	3.00%, 12/01/2046	3,105,800
948,252	3.50%, 12/01/2046	984,806
1,098,611	4.00%, 03/01/2047	1,156,228
1,394,118	4.00%, 04/01/2047	1,466,204
2,828,473	4.00%, 05/01/2047	2,974,441
2,654,802	4.00%, 06/01/2047	2,791,688
1,130,293	4.50%, 06/01/2047	1,195,640
2,066,425	3.50%, 08/01/2047	2,144,269
2,732,690	4.00%, 08/01/2047	2,871,862
1,168,121	3.00%, 09/01/2047	1,191,981
1,109,201	4.00%, 09/01/2047	1,164,666
2,885,607	4.00%, 10/01/2047	3,029,367
3,962,692	3.50%, 12/01/2047	4,113,003
1,627,262	4.00%, 05/01/2048	1,697,190
2,596,709	4.00%, 06/01/2048	2,716,728

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,222,826	4.50%, 07/01/2048	$ 1,291,665
721,932	4.00%, 09/01/2048	751,160
3,198,681	4.00%, 01/01/2049	3,334,654
1,257,741	4.00%, 03/01/2049	1,310,429
1,881,002	3.00%, 06/01/2049	1,908,697
4,753,803	3.50%, 06/01/2049	4,893,877
5,678,998	3.50%, 07/01/2049	5,835,137
1,959,642	3.00%, 09/01/2049	1,986,706
971,026	3.50%, 09/01/2049	998,291
741,836	2.50%, 10/01/2049	733,225
986,699	3.00%, 10/01/2049	1,000,489
496,951	2.50%, 11/01/2049	491,183
1,737,931	3.00%, 11/01/2049	1,761,933
1,994,549	3.00%, 12/01/2049	2,022,095
1,226,559	Federal National Mortgage Association Alternative Credit Enhancement Security Series 2016-M9 Class A1 2.00%, 06/25/2026	1,223,516
	Government National Mortgage Association
6,070	7.00%, 07/15/2025	6,467
3,777	7.50%, 12/15/2025	3,827
108,773	3.50%, 02/15/2026	112,734
82,991	4.00%, 04/20/2026	86,489
1,059,491	2.50%, 04/15/2027	1,073,414
649,701	3.00%, 06/20/2027	665,462
210,268	5.00%, 11/15/2033	233,013
38,664	5.50%, 12/15/2035	43,059
52,795	5.00%, 12/20/2035	58,501
93,953	6.00%, 01/20/2036	107,388
114,955	5.50%, 02/20/2036	128,486
717,811	5.00%, 06/15/2039	799,880
433,116	4.50%, 01/20/2040	467,833
660,482	4.00%, 05/20/2040	700,025
220,662	4.50%, 07/20/2040	238,366
207,971	4.50%, 09/20/2040	224,691
761,207	4.00%, 10/15/2040	811,096
412,756	4.00%, 09/15/2041	439,497
78,151	4.50%, 12/20/2041	84,453
382,340	3.50%, 06/15/2042	402,214
1,185,772	3.50%, 06/20/2042	1,252,765
1,374,658	3.50%, 08/15/2042	1,445,698
408,783	2.50%, 12/20/2042	413,111
883,900	3.00%, 02/15/2043	911,324
1,814,188	3.50%, 02/20/2043	1,907,574
6,057,638	3.50%, 06/20/2044	6,335,496
2,219,298	3.50%, 10/20/2044	2,325,296
1,164,214	3.00%, 01/20/2046	1,203,128
1,808,605	3.50%, 02/20/2046	1,884,692
1,132,595	3.50%, 03/20/2046	1,180,201
556,525	4.00%, 03/20/2046	588,714
2,639,215	3.00%, 04/20/2046	2,723,389
1,258,380	3.50%, 04/20/2046	1,310,255
1,564,175	3.50%, 05/20/2046	1,629,453
5,028,006	3.00%, 08/20/2046	5,187,032
4,358,205	3.00%, 09/20/2046	4,485,258
1,075,343	3.50%, 09/20/2046	1,118,250
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,991,675	3.50%, 10/20/2046	$ 2,069,873
6,153,425	3.00%, 12/20/2046	6,349,652
7,963,640	3.00%, 01/20/2047	8,211,686
1,982,545	3.50%, 04/20/2047	2,062,203
4,476,081	4.00%, 04/20/2047	4,674,571
1,786,931	3.50%, 05/20/2047	1,858,652
1,356,699	3.50%, 06/20/2047	1,417,417
3,979,034	3.50%, 07/20/2047	4,133,024
4,152,898	3.50%, 08/20/2047	4,313,606
2,245,935	4.00%, 09/20/2047	2,355,020
1,344,423	4.50%, 11/15/2047	1,467,556
3,659,164	4.00%, 01/20/2048	3,804,948
1,273,549	4.50%, 02/20/2048	1,344,476
2,331,906	4.00%, 03/20/2048	2,435,007
1,005,253	5.00%, 11/20/2048	1,063,941
1,457,323	3.50%, 12/20/2048	1,502,406
615,652	3.50%, 03/20/2049	634,697
7,921,197	4.00%, 05/20/2049	8,284,396
3,259,916	4.50%, 05/20/2049	3,405,844
7,964,754	4.50%, 06/20/2049	8,348,922
		414,448,023
TOTAL MORTGAGE-BACKED SECURITIES — 29.22% (Cost $429,802,266)		$ 433,619,166
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Combined Utility System Revenue 3.83%, 05/15/2028	2,175,460
105,000	Energy Northwest 2.81%, 07/01/2024	107,327
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,690,800
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,026,630
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,987,080
600,000	State of Illinois 5.10%, 06/01/2033	646,818
1,000,000	State of Texas 5.52%, 04/01/2039	1,349,930
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,258,240
TOTAL MUNICIPAL BONDS AND NOTES — 0.76% (Cost $10,462,571)		$ 11,242,285
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
2,750,000	2.63%, 12/10/2021(b)	2,801,078

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 600,000	5.75%, 06/12/2026	$ 737,748
2,750,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	2,791,275
	Federal National Mortgage Association
2,750,000	1.38%, 10/07/2021(b)	2,738,779
2,000,000	2.13%, 04/24/2026	2,028,139
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,756,171
1,260,000	7.13%, 05/01/2030	1,814,501
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.99% (Cost $14,256,402)		$ 14,667,691
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,000,000	2.00%, 02/28/2021	5,019,923
13,000,000	2.25%, 03/31/2021	13,097,502
9,500,000	1.38%, 04/30/2021	9,469,639
6,000,000	3.13%, 05/15/2021	6,121,616
15,000,000	2.00%, 05/31/2021	15,080,097
8,500,000	2.13%, 06/30/2021	8,565,600
12,500,000	1.13%, 07/31/2021	12,404,008
14,000,000	2.13%, 08/15/2021	14,114,171
11,000,000	2.13%, 09/30/2021	11,095,794
13,500,000	2.00%, 11/15/2021	13,602,828
1,650,000	8.00%, 11/15/2021	1,842,362
14,000,000	2.13%, 12/31/2021	14,142,793
7,000,000	1.50%, 01/31/2022	6,987,210
4,000,000	2.00%, 02/15/2022	4,032,694
6,500,000	1.75%, 03/31/2022	6,521,917
5,000,000	1.75%, 04/30/2022	5,016,752
10,000,000	1.88%, 05/31/2022	10,064,558
4,000,000	2.13%, 06/30/2022	4,051,065
7,000,000	2.00%, 07/31/2022	7,068,942
11,700,000	1.63%, 08/15/2022	11,705,329
16,000,000	1.75%, 09/30/2022	16,056,124
12,000,000	1.63%, 11/15/2022	12,002,247
2,000,000	2.13%, 12/31/2022	2,029,298
9,000,000	1.75%, 01/31/2023	9,031,762
11,000,000	1.50%, 02/28/2023	10,954,783
9,000,000	1.50%, 03/31/2023	8,961,419
8,000,000	1.75%, 05/15/2023	8,025,493
7,500,000	1.38%, 06/30/2023	7,429,300
7,000,000	1.25%, 07/31/2023	6,901,047
5,000,000	2.50%, 08/15/2023	5,146,131
9,000,000	1.38%, 09/30/2023	8,903,359
7,500,000	2.75%, 11/15/2023	7,800,178
6,000,000	2.25%, 01/31/2024	6,133,896
10,000,000	2.13%, 02/29/2024	10,176,924
6,500,000	2.50%, 05/15/2024	6,719,906
9,500,000	2.38%, 08/15/2024	9,782,042
4,000,000	1.50%, 09/30/2024	3,962,894
15,750,000	2.25%, 11/15/2024	16,147,470
4,000,000	1.50%, 11/30/2024(b)	3,963,733
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$14,500,000	2.00%, 02/15/2025	$ 14,694,928
14,000,000	2.13%, 05/15/2025	14,274,172
4,000,000	2.75%, 06/30/2025	4,209,198
1,800,000	6.88%, 08/15/2025(b)	2,294,271
15,000,000	2.25%, 11/15/2025	15,391,909
10,000,000	1.63%, 02/15/2026	9,900,904
8,000,000	2.00%, 11/15/2026	8,083,173
6,500,000	2.38%, 05/15/2027	6,734,206
8,000,000	2.25%, 08/15/2027	8,218,035
7,000,000	2.75%, 02/15/2028	7,453,287
9,500,000	2.88%, 05/15/2028	10,218,702
1,500,000	3.13%, 11/15/2028	1,648,161
11,000,000	2.63%, 02/15/2029	11,649,340
7,000,000	2.38%, 05/15/2029	7,270,030
14,500,000	1.63%, 08/15/2029(b)	14,114,607
5,500,000	2.75%, 08/15/2042	5,866,637
5,000,000	3.13%, 02/15/2043	5,663,624
11,000,000	2.88%, 05/15/2043	11,969,109
500,000	3.63%, 02/15/2044	613,709
5,000,000	3.38%, 05/15/2044	5,909,897
5,000,000	3.13%, 08/15/2044	5,680,755
5,000,000	3.00%, 11/15/2044	5,566,618
13,000,000	2.50%, 02/15/2045	13,247,635
14,500,000	2.50%, 02/15/2046	14,785,678
4,500,000	3.00%, 02/15/2047	5,050,055
10,000,000	2.75%, 11/15/2047	10,710,885
8,500,000	3.00%, 02/15/2048	9,544,324
4,000,000	3.00%, 08/15/2048	4,499,553
1,000,000	3.00%, 02/15/2049	1,126,838
1,000,000	2.88%, 05/15/2049	1,100,986
10,500,000	2.25%, 08/15/2049(b)	10,173,515
TOTAL U.S. TREASURY BONDS AND NOTES — 39.62% (Cost $571,358,561)		$ 587,797,547
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
486,000	BlackRock Liquidity Funds FedFund Institutional Shares(e), 1.52%(f)	486,000
530,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 1.53%(f)	530,000
486,000	Goldman Sachs Financial Square Government Fund Institutional Shares(e), 1.51%(f)	486,000
486,000	Invesco Government & Agency Portfolio Institutional Class(e), 1.51%(f)	486,000
486,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 1.50%(f)	486,000

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
486,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio(e), 1.51%(f)	$ 486,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.20% (Cost $2,960,000)		$ 2,960,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.08%
$ 600,000	Repurchase agreement (principal amount/value $600,000 with a maturity value of $600,047 with Daiwa Capital Markets America Inc, 1.40%, dated 12/31/19 to be repurchased at $600,047 on 1/2/20 collateralized by a U.S. Treasury security, 2.38%, 5/15/29, with a value of $612,002.	600,000
4,366,704	Undivided interest of 16.20% in a repurchase agreement (principal amount/value $26,989,456 with a maturity value of $26,991,810) with Bank of Montreal, 1.57%, dated 12/31/19 to be repurchased at $4,366,704 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 4/20/49 - 12/1/49, with a value of $27,529,245.(e)	4,366,704
2,301,907	Undivided interest of 22.12% in a repurchase agreement (principal amount/value $10,417,355 with a maturity value of $10,418,252) with HSBC Securities (USA) Inc, 1.55%, dated 12/31/19 to be repurchased at $2,301,907 on 1/2/20 collateralized by U.S. Treasury securities, 0.00% - 2.63%, 1/9/20 - 5/15/47, with a value of $10,625,702.(e)	2,301,907
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,366,704	Undivided interest of 28.58% in a repurchase agreement (principal amount/value $15,291,069 with a maturity value of $15,292,403) with Bank of America Securities Inc, 1.57%, dated 12/31/19 to be repurchased at $4,366,704 on 1/2/20 collateralized by various U.S. Government Agency securities, 3.00% - 4.52%, 4/1/24 - 9/1/49, with a value of $15,596,890.(e)	$ 4,366,704
4,366,704	Undivided interest of 6.61% in a repurchase agreement (principal amount/value $66,115,552 with a maturity value of $66,121,319) with Citigroup Global Markets Inc, 1.57%, dated 12/31/19 to be repurchased at $4,366,704 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/13/20 - 9/20/69, with a value of $67,437,863.(e)	4,366,704
TOTAL SHORT TERM INVESTMENTS — 1.08% (Cost $16,002,019)		$ 16,002,019
TOTAL INVESTMENTS — 101.15% (Cost $1,453,769,540)		$1,500,648,225
OTHER ASSETS & LIABILITIES, NET — (1.15)%		$ (17,042,716)
TOTAL NET ASSETS — 100.00%		$1,483,605,509

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2019
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at December 31, 2019.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of December 31, 2019.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $17,793,865 of securities on loan)(a)	$1,484,646,206
Repurchase agreements, fair value(b)	16,002,019
Cash	135,546
Interest receivable	8,262,449
Subscriptions receivable	1,421,010
Receivable for investments sold	2,022,057
Total Assets	1,512,489,287
LIABILITIES:
Payable for director fees	2,807
Payable for distribution fees	54,952
Payable for investments purchased	7,669,997
Payable for other accrued fees	92,725
Payable for shareholder services fees	161,495
Payable to investment adviser	166,040
Payable upon return of securities loaned	18,362,019
Redemptions payable	2,373,743
Total Liabilities	28,883,778
NET ASSETS	$1,483,605,509
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,357,525
Paid-in capital in excess of par	1,421,617,747
Undistributed/accumulated earnings	47,630,237
NET ASSETS	$1,483,605,509
NET ASSETS BY CLASS
Investor Class	$246,096,775
Class L	$257,605,506
Institutional Class	$979,903,228
CAPITAL STOCK:
Authorized
Investor Class	85,000,000
Class L	75,000,000
Institutional Class	230,000,000
Issued and Outstanding
Investor Class	16,957,710
Class L	28,359,374
Institutional Class	98,258,162
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.51
Class L	$9.08
Institutional Class	$9.97
(a) Cost of investments	$1,437,767,521
(b) Cost of repurchase agreements	$16,002,019
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$42,403,481
Income from securities lending	47,032
Total Income	42,450,513
EXPENSES:
Management fees	1,977,896
Shareholder services fees – Investor Class	1,097,440
Shareholder services fees – Class L	924,029
Audit and tax fees	37,505
Custodian fees	24,389
Director's fees	14,191
Distribution fees – Class L	660,239
Legal fees	9,461
Pricing fees	76,648
Registration fees	86,386
Shareholder report fees	38,763
Transfer agent fees	11,869
Other fees	3,671
Total Expenses	4,962,487
Less amount waived by investment adviser	59,620
Net Expenses	4,902,867
NET INVESTMENT INCOME	37,547,646
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	9,502,332
Net Realized Gain	9,502,332
Net change in unrealized appreciation on investments	75,560,035
Net Change in Unrealized Appreciation	75,560,035
Net Realized and Unrealized Gain	85,062,367
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,610,013
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Bond Index Fund	2019	2018
OPERATIONS:
Net investment income	$37,547,646	$38,249,027
Net realized gain (loss)	9,502,332	(11,455,290)
Net change in unrealized appreciation (depreciation)	75,560,035	(32,946,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	122,610,013	(6,153,260)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(23,392)	(57,620)
Class L	(24,486)	(42,922)
Institutional Class	(93,143)	(163,983)
From return of capital	(141,021)	(264,525)
From net investment income and net realized gains
Investor Class	(3,442,667)	(4,075,275)
Class L	(5,630,438)	(5,361,448)
Institutional Class	(27,331,389)	(27,253,664)
From net investment income and net realized gains	(36,404,494)	(36,690,387)
Total Distributions	(36,545,515)	(36,954,912)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	122,784,650	135,138,104
Class L	88,913,723	80,675,615
Institutional Class	209,886,329	188,986,200
Shares issued in reinvestment of distributions
Investor Class	3,466,059	4,132,895
Class L	5,654,924	5,404,370
Institutional Class	27,424,532	27,417,647
Shares redeemed
Investor Class	(207,454,252)	(158,318,041)
Class L	(78,994,602)	(131,835,999)
Institutional Class	(176,725,997)	(298,954,784)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,044,634)	(147,353,993)
Total Increase (Decrease) in Net Assets	81,019,864	(190,462,165)
NET ASSETS:
Beginning of year	1,402,585,645	1,593,047,810
End of year	$1,483,605,509	$1,402,585,645
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,742,957	10,032,359
Class L	10,099,423	9,353,230
Institutional Class	21,360,532	19,832,439
Shares issued in reinvestment of distributions
Investor Class	244,271	307,562
Class L	630,494	632,399
Institutional Class	2,770,993	2,908,961
Shares redeemed
Investor Class	(14,542,761)	(11,742,858)
Class L	(8,826,148)	(15,434,831)
Institutional Class	(17,802,499)	(31,514,942)
Net Increase (Decrease)	2,677,262	(15,625,681)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$13.57	0.32	0.77	1.09	(0.00) (d)	(0.15)	-	(0.15)	$14.51	8.09%
12/31/2018	$13.81	0.31	(0.37)	(0.06)	(0.00) (d)	(0.18)	-	(0.18)	$13.57	(0.41%)
12/31/2017	$13.54	0.27	0.14	0.41	(0.00) (d)	(0.14)	-	(0.14)	$13.81	3.06%
12/31/2016	$13.44	0.26	0.00 (d)	0.26	(0.00) (d)	(0.13)	(0.03)	(0.16)	$13.54	1.94%
12/31/2015	$13.67	0.27	(0.24)	0.03	-	(0.22)	(0.04)	(0.26)	$13.44	0.23%
Class L
12/31/2019	$ 8.60	0.18	0.49	0.67	(0.00) (d)	(0.19)	-	(0.19)	$ 9.08	7.82%
12/31/2018	$ 8.83	0.18	(0.24)	(0.06)	(0.00) (d)	(0.17)	-	(0.17)	$ 8.60	(0.67%)
12/31/2017	$ 8.77	0.15	0.09	0.24	(0.00) (d)	(0.18)	-	(0.18)	$ 8.83	2.75%
12/31/2016	$ 8.91	0.14	0.02	0.16	(0.00) (d)	(0.27)	(0.03)	(0.30)	$ 8.77	1.76%
12/31/2015	$ 9.17	0.15	(0.15)	0.00	-	(0.22)	(0.04)	(0.26)	$ 8.91	(0.05%)
Institutional Class
12/31/2019	$ 9.46	0.26	0.53	0.79	(0.00) (d)	(0.28)	-	(0.28)	$ 9.97	8.44%
12/31/2018	$ 9.74	0.25	(0.25)	0.00	(0.00) (d)	(0.28)	-	(0.28)	$ 9.46	0.03%
12/31/2017	$ 9.67	0.23	0.09	0.32	(0.00) (d)	(0.25)	-	(0.25)	$ 9.74	3.30%
12/31/2016	$ 9.71	0.22	0.01	0.23	(0.00) (d)	(0.24)	(0.03)	(0.27)	$ 9.67	2.36%
12/31/2015 (e)	$10.00	0.15	(0.21)	(0.06)	-	(0.19)	(0.04)	(0.23)	$ 9.71	(0.60%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$246,097	0.50%	0.50%	2.29%	40%
12/31/2018	$305,517	0.51%	0.50%	2.31%	31%
12/31/2017	$330,201	0.50%	0.50%	1.99%	33%
12/31/2016	$323,718	0.50%	0.50%	1.86%	42%
12/31/2015	$310,939	0.50%	0.50%	1.93%	40%
Class L
12/31/2019	$257,606	0.77%	0.75%	2.04%	40%
12/31/2018	$227,584	0.77%	0.75%	2.05%	31%
12/31/2017	$281,689	0.76%	0.75%	1.75%	33%
12/31/2016	$167,319	0.75%	0.75%	1.57%	42%
12/31/2015	$ 41,548	0.75%	0.75%	1.69%	40%
Institutional Class
12/31/2019	$979,903	0.14%	0.14%	2.65%	40%
12/31/2018	$869,484	0.14%	0.14%	2.66%	31%
12/31/2017	$981,158	0.15%	0.15%	2.35%	33%
12/31/2016	$831,966	0.15%	0.15%	2.21%	42%
12/31/2015 (e)	$752,326	0.15% (i)	0.15% (i)	2.28% (i)	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 40%, 31%, 33%, and 41% for the years ended December 31 2019, 2018, 2017, and 2016, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2019

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At December 31, 2019, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$36,404,494	$36,690,387
Return of capital	141,021	264,525
	$36,545,515	$36,954,912
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Annual Report - December 31, 2019

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $141,021 from Paid-in capital to Undistributed/accumulated earnings for December 31, 2019. Net assets of the Fund were unaffected by the reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	(1,560,243)
Post-October losses	—
Net unrealized appreciation	49,190,480
Tax composition of capital	$47,630,237
At December 31, 2019, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2019, the Fund utilized $6,322,023 of capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards as of December 31, 2019, were as follows:
No Expiration	$(1,560,243)
Total	(1,560,243)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$1,451,457,745
Gross unrealized appreciation on investments	54,657,136
Gross unrealized depreciation on investments	(5,466,656)
Net unrealized appreciation on investments	$49,190,480
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2019.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral Pledged (Received)(a)	Net Amount
Repurchase agreements	$600,000	$—	$(600,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Annual Report - December 31, 2019

The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$39,521	$65,392	$59,620	$0
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the fiscal year ended December 31, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $153,843,355 and $163,627,366, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $465,722,106 and $447,359,745, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2019, the Fund had securities on loan valued at $17,793,865 and received collateral as reported on the Statement of Assets and Liabilities of $18,362,019 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2019. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2019

Security lending transactions	Total (a)
Corporate Bonds and Notes	$182,700
Foreign Government Bonds and Notes	1,950,500
U.S. Government Agency Bonds and Notes	1,312,439
U.S. Treasury Bonds and Notes	14,916,380
Total secured borrowings	$18,362,019
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Bond Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020